Restrictions to the distribution of earnings	12 Months Ended
Dec. 31, 2024
Restriction To The Distribution Of Earnings [Abstract]
Restrictions to the distribution of earnings	Restrictions to the distribution of earnings
a)In accordance with the regulations of the BCRA, 20% of the income for the year plus/less adjustments of prior years’ results, transfers from other comprehensive income to unappropriated retained earnings and less the accumulated loss at the end of the previous year, if any, must be allocated to the legal reserve. Consequently, the next Shareholders’ Meeting must apply 70,648,487 of Retained Earnings to increase the balance of such reserve.
b)The mechanism to be followed by financial institutions to assess distributable balances is defined by the BCRA by means of the regulations in force on “Distribution of earnings” provided that certain situations are not verified, namely: to receive financial assistance from such entity due to illiquidity, shortfalls as regards minimum capital requirements or minimum cash requirements, to fall under the scope of the provisions of Sections 34 and 35 bis of the Financial Institutions Law (sections referred to regularization and correction plans and restructuring of the Entity), among other conditions detailed in the referred communication to be complied with. Furthermore, distribution of earnings as approved by the Entity’s Shareholders’ Meeting shall not be effective unless approved by the Superintendency of Financial and Foreign Exchange Institutions of the BCRA.
In addition, no distributions of earnings shall be made with the profits resulting from the first time application of IFRS Accounting Standards, which shall be included as a special reserve, and the balance of which as of December 31, 2024 amounted to 161,028,676 in accordance with BCRA GAAP.
Besides, the Entity shall verify that, once the proposed distribution of earnings is made, a capital conservation margin equivalent to 2.5% of the risk-weighted assets is kept, which is additional to the minimum capital requirement set forth by law, and shall be paid in with level 1 ordinary capital (COn1), net of deductible concepts (CDC0n1).
On March 21, 2024 the BCRA issued Communication “A” 7984, effective until December 31, 2024, which established that financial institutions may distribute earnings for up to 60% of the amount that would have corresponded to them in six equal, monthly and consecutive installments once authorization is obtained by the BCRA.
Subsequently, by means of Communication "A" 7997, the BCRA established that financial institutions that resolve or have resolved to distribute earnings within the framework of the provisions of Communication "A" 7984, may do so in three equal, monthly and consecutive installments for up to the corresponding amount according to the aforementioned communication. The Communication also established that financial institutions should grant nonresident shareholders the option to collect their dividends –in full or in part– in a single installment in cash, provided that such funds be directly used for the primary subscription of Bonds for the reconstruction of a free Argentina (BOPREAL, for its acronym in Spanish) in accordance with current exchange regulations.
On March 13, 2025 the BCRA issued Communication “A” 8214, effective until December 31, 2025, which established that financial institutions may distribute earnings for up to 60% of the amount that would have corresponded to them in ten equal, monthly and consecutive installments (from June 30, 2025 and not before the penultimate business day of the following months) once authorization is obtained by the BCRA.
c)Pursuant to the provisions of General Resolution 622 of the CNV, the Shareholders’ Meeting that considers the annual financial statements shall resolve upon the specific use of accumulated earnings of the Entity.

On April 29, 2022, the General Ordinary and Extraordinary Shareholders’ Meeting was held and the following was approved:
•To allocate 3,934,134 (51,967,379 in restated values) out of unappropriated retained earnings for fiscal year 2021 to the legal reserve.
•To allocate 15,736,535 (207,869,518 in restated values) out of unappropriated retained earnings for fiscal year 2021 to the other reserve for future distribution of earnings.
•Also, in relation to the dividends approved by the Shareholders’ Meetings of May 15, 2020, November 20, 2020, April 20, 2021 and November 3, 2021, authorization was applied for to the BCRA for the distribution of 13,165,209 (in nominal amounts).
On June 7, 2022, the BCRA approved the distribution of 13,165,209 (in nominal amounts) as dividends, which have been made available to shareholders.
On April 28, 2023, the General Ordinary and Extraordinary Shareholders’ Meeting was held and the following was approved:
•To allocate 11,765,158 (79,782,573 in restated amounts) out of Unappropriated retained earnings for fiscal year 2022 to the Legal Reserve.
•To allocate 47,060,630 (319,130,293 in restated amounts) to Unappropriated retained earnings for fiscal year 2022 to the Optional Reserve for future distribution of earnings.
•To allocate 35,566,224 (169,587,609 in restated amounts) to the payment of dividends by partially reversing the Optional Reserve for future distribution of earnings.
•To request the BCRA for authorization to pay dividends for 50,401,015 (in nominal amounts).
On May 31, 2023, the BCRA approved the distribution of 50,401,015 as dividends which will be paid in kind through the delivery of 49,524,433,015 Argentine discount government bills in Argentine pesos (in nominal values), adjusted by CER and maturing on November 23, 2023 (ISIN ARARGE520DT9) Ticker X23N3 (Caja de Valores code 9197).
On April 26, 2024, the General Ordinary and Extraordinary Shareholders’ Meeting was held and the following was approved:
•To allocate 32,908,378 (71,662,188 in restated amounts) out of Unappropriated retained earnings for fiscal year 2023 to the Legal Reserve.
•To allocate 131,633,510 (286,648,751 in restated amounts) to Unappropriated retained earnings for fiscal year 2023 to the Optional Reserve for future distribution of earnings.
•To allocate 264,227,685 (507,501,293 in restated amounts) to the payment of dividends by partially reversing the Optional Reserve for future distribution of earnings.
•To request the BCRA for authorization to pay dividends for 264,227,685 (507,501,293 in restated values)

On May 3, 2024, the BCRA approved the distribution of 264,227,685 (507,501,293 in restated values) which were be paid as follows as established by Communications “A” 7997 and “A” 7999:

•Non-resident shareholders: they may opt to collect their dividends in a single installment in cash, provided that such funds be directly used for the primary subscription of BOPREAL. The payment in BOPREAL will be made on the date of the calculation of the bid made by the BCRA. In the event that they did not opt for the subscription of BOPREAL, the payment will be made in Argentine pesos unless they state their intention to receive payment through the delivery of Argentine Treasury bonds in Argentine pesos adjusted by CER (benchmark stabilization coefficient) at 4.25% maturing on December 13, 2024 (“T5X4”).

•Resident shareholders: it will be paid in Argentine pesos unless they state their intention to receive the T5X4 bond. Resident shareholders are not allowed to subscribe BOPREAL.

Both the payment in T5X4 and in Argentine pesos were made in three installments on May 14, June 11 and July 11, 2024.

As of the date of these financial statements, the payment of dividends for fiscal year 2023 was completed.